COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 12, 2024 USD ($)	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Percentage of royalty					2.20%
Contingent of consideration percentage					1.00%
Percentage of voting equity interests acquired					2.00%
Options issued to purchase shares | shares		23,951	18
Addtional equity fund of convertible percent	1.00%
Aggregated amount received	$ 27,000
Exit fee percentage	1.50%
R&I trading [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments				$ 5,000
Technology license intellectual property [member]
IfrsStatementLineItems [Line Items]
Assets value against liability		$ 158	$ 125
Share options [member]
IfrsStatementLineItems [Line Items]
Options issued to purchase shares | shares	864,000
Risk-free rate	3.42%
Expected volatility	81.92%
Expected term	3 years
Expected dividend yield	0.00%
Fair value of options	$ 33